Mergers and acquisitions - Purchased Credit-deteriorated Loans (Details) - USD ($) $ in Thousands			12 Months Ended
	Aug. 15, 2020	Feb. 14, 2020	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deterioration credit quality since origination, percentage	27.90%	10.10%
Allowance for credit loss, purchased with credit deterioration			$ 25,500
Franklin Financial Network, Inc.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal balance	$ 693,999
Allowance for credit losses at acquisition	(24,831)
Net premium attributable to other factors	8,810
Loans purchased credit-deteriorated fair value	677,978
Allowance for credit loss, purchased with credit deterioration	52,822
Increase in provision for credit losses from unfunded commitments acquired in business combination	$ 10,499
FNB Financial Corp.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal balance		$ 18,964
Allowance for credit losses at acquisition		(669)
Net premium attributable to other factors		63
Loans purchased credit-deteriorated fair value		18,358
Allowance for credit loss, purchased with credit deterioration		$ 2,885